Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	$ 10,424	$ 10,331	$ 10,297
Other equity reserves	(2,724)	(2,472)	(2,385)
Retained earnings	1,621	1,622	1,115	$ 829
Total controlling interest	9,321	$ 9,481	$ 9,027	$ 7,831
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	7,836
Other equity reserves	(32)
Retained earnings	1,517
Total controlling interest	9,321
Consolidated One [Member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	10,424
Other equity reserves	(2,724)
Retained earnings	1,621
Total controlling interest	$ 9,321

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.